2018 REGISTERED DIRECT OFFERING - Additional Information (Details) - USD ($)		12 Months Ended
	Jul. 02, 2018	Sep. 30, 2021	Sep. 30, 2020
Derivative Liability		$ 1,628,113
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)		$ 108,944	$ 679,271
REGISTERED DIRECT OFFERINGS 2018 [Member]
Number of shares issued during the period	9,070,000
Shares Issued, Price Per Share	$ 0.50
REGISTERED DIRECT OFFERINGS 2018 [Member] | Series G Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.70